Defined benefit pension schemes - Actuarial gains and losses (Details) - Pension plans - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Actuarial gains and losses
Return on the scheme assets less amount included in interest income	£ 119	£ 1,203	£ (278)
(Losses) on changes in demographic assumptions	(10)	(18)	(3)
(Losses) on changes in financial assumptions	(101)	(1,733)	371
Experience gains on scheme liabilities	111	106	25
Effect of derecognition of PSPS surplus	87	274	(64)
Consolidation adjustment for investments in Prudential insurance policies and other adjustments	(6)	(13)	6
Total actuarial gains and losses	£ 200	£ (181)	£ 57
Discount rate	2.50%	2.60%	3.80%
Surplus (deficit) (without the effect of IFRIC 14)
Actuarial gains and losses
Total actuarial gains and losses	£ 119	£ (442)	£ 115